Derivative financial instruments (Effects of derivatives recorded in interest expense) (Details) - Interest Rate Caps And Swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ 19,718	$ (14,369)	$ (29,714)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	(76,682)	(53,539)	3,381
Loss recognized in interest expense	$ (56,964)	$ (67,908)	$ (26,333)